Document and Entity Information	Mar. 21, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 21, 2023
Entity Registrant Name	LINCOLN NATIONAL LIFE INSURANCE CO /iN/
Entity Incorporation, State or Country Code	IN
Entity File Number	000-55871
Entity Tax Identification Number	35-0472300
Entity Address, Address Line One	1301 South Harrison Street
Entity Address, City or Town	Fort Wayne
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46802
City Area Code	260
Local Phone Number	455-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000726865